Stock-Based Compensation Plans	12 Months Ended
Dec. 31, 2020
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Abstract]
Stock-Based Compensation Plans

32. STOCK-BASED COMPENSATION PLANS

A) Employee Stock Option Plan

Cenovus has an Employee Stock Option Plan that provides employees with the opportunity to exercise an option to purchase a common share of the Company. Option exercise prices approximate the market value for the common shares on the date the options were issued. Options granted are exercisable at 30 percent of the number granted after one year, an additional 30 percent of the number granted after two years and are fully exercisable after three years. Options expire after seven years.

Options issued by the Company on or after February 24, 2011 have associated NSRs. The NSRs, in lieu of exercising the option, gives the option holder the right to receive the number of common shares that could be acquired with the excess value of the market price of Cenovus’s common shares at the time of exercise over the exercise price of the option. Alternatively, the holder may elect to exercise the option and receive a net cash payment equal to the excess of the market price received from the sale of the common shares over the exercise price of the option.

The NSRs vest and expire under the same terms and conditions as the underlying options.

Net Settlement Rights

The weighted average unit fair value of NSRs granted during the year ended December 31, 2020 was $2.27 before considering forfeitures, which are considered in determining total cost for the period. The fair value of each NSR was estimated on its grant date using the Black-Scholes-Merton valuation model with weighted average assumptions as follows:

Risk-Free Interest Rate	1.19%
Expected Dividend Yield	1.77%
Expected Volatility (1)	29.74%
Expected Life (years)	5.00
(1)	Expected volatility has been based on historical share volatility of the Company and comparable industry peers.

The following tables summarize information related to the NSRs:

For the year ended December 31, 2020	Number of NSRs (thousands)	Weighted Average Exercise Price ($)
Outstanding, Beginning of Year	31,528	22.61
Granted	5,783	11.73
Exercised	(42)	9.48
Forfeited	(416)	23.52
Expired	(6,256)	32.60
Outstanding, End of Year	30,597	18.52

	Outstanding NSRs			Exercisable NSRs
As at December 31, 2020 Range of Exercise Price ($)	Number of NSRs (thousands)	Weighted Average Remaining Contractual Life (years)	Weighted Average Exercise Price ($)	Number of NSRs (thousands)	Weighted Average Exercise Price ($)
5.00 to 9.99	2,796	4.2	9.48	1,596	9.48
10.00 to 14.99	12,921	5.2	12.27	4,189	13.53
15.00 to 19.99	2,691	2.3	19.47	2,691	19.47
20.00 to 24.99	3,078	1.1	22.26	3,078	22.26
25.00 to 29.99	8,540	0.1	28.37	8,540	28.37
30.00 to 34.99	571	0.5	32.27	571	32.27
	30,597	2.9	18.52	20,665	21.94

The Arrangement on January 1, 2021 resulted in the accelerated vesting of outstanding NSRs held by non-executive employees and certain non-executive officers of the Company. In accordance with their terms, 2,738 thousand additional NSRs vested and were exercisable as a result of the accelerated vesting on January 1, 2021.

B) Performance Share Units

Cenovus has granted PSUs to certain employees under its Performance Share Unit Plan for Employees. PSUs are time-vested whole-share units that entitle employees to receive, upon vesting, either a common share of Cenovus or a cash payment equal to the value of a Cenovus common share. The number of PSUs eligible to vest is determined by a multiplier that ranges from zero percent to 200 percent and is based on the Company achieving key pre-determined performance measures. PSUs vest after three years.

The Company has recorded a liability of $65 million as at December 31, 2020 (2019 – $53 million) in the Consolidated Balance Sheets for PSUs based on the market value of Cenovus’s common shares at the end of the year. The Arrangement on January 1, 2021 resulted in the accelerated vesting of outstanding PSUs held by non-executive employees and certain non-executive officers of the Company. As a result, the intrinsic value was $51 million as at December 31, 2020. In accordance with their terms, 7,055 thousand PSUs will be settled, in cash, subsequent to December 31, 2020 based on the 30-day volume weighted average trading price prior to the date of closing. The intrinsic value of vested PSUs was $nil as at December 31, 2019.

The following table summarizes the information related to the PSUs held by Cenovus employees:

For the year ended December 31, 2020	Number of PSUs (thousands)
Outstanding, Beginning of Year	6,912
Granted	3,846
Vested and Paid Out	(1,223)
Cancelled	(449)
Units in Lieu of Dividends	198
Outstanding, End of Year	9,284

C) Restricted Share Units

Cenovus has granted RSUs to certain employees under its Restricted Share Unit Plan for Employees. RSUs are whole-share units and entitle employees to receive, upon vesting, either a common share of Cenovus or a cash payment equal to the value of a Cenovus common share. RSUs generally vest after three years.

RSUs are accounted for as liability instruments and are measured at fair value based on the market value of Cenovus’s common shares at each period end. The fair value is recognized as stock-based compensation costs over the vesting period. Fluctuations in the fair value are recognized as stock-based compensation costs in the period they occur.

The Company has recorded a liability of $61 million as at December 31, 2020 (2019 – $63 million) in the Consolidated Balance Sheets for RSUs based on the market value of Cenovus’s common shares at the end of the year. The Arrangement on January 1, 2021 resulted in the accelerated vesting of outstanding RSUs held by employees and certain non-executive officers of the Company. As a result, the intrinsic value was $60 million as at December 31, 2020. In accordance with their terms, 8,237 thousand RSUs will be settled, in cash, subsequent to December 31, 2020 based on the 30-day volume weighted average trading price prior to the date of closing. The intrinsic value of vested RSUs was $nil as at December 31, 2019.

The following table summarizes the information related to the RSUs held by Cenovus employees:

For the year ended December 31, 2020	Number of RSUs (thousands)
Outstanding, Beginning of Year	8,372
Granted	2,686
Vested and Paid Out	(2,606)
Cancelled	(234)
Units in Lieu of Dividends	212
Outstanding, End of Year	8,430

D) Deferred Share Units

Under two Deferred Share Unit Plans, Cenovus directors, officers and certain employees may receive DSUs, which are equivalent in value to a common share of the Company. Eligible employees have the option to convert either zero, 25 or 50 percent of their annual bonus award into DSUs. DSUs vest immediately, are redeemed in accordance with the terms of the agreement and expire on December 15 of the calendar year following the year of cessation of directorship or employment.

The Company has recorded a liability of $10 million as at December 31, 2020 (2019 – $16 million) in the Consolidated Balance Sheets for DSUs based on the market value of Cenovus’s common shares at the end of the year. The intrinsic value of vested DSUs equals the carrying value as DSUs vest at the time of grant. In connection with the Arrangement, the termination of a DSU holder that is a Cenovus director or employee will result in the settlement and redemption of DSUs, in cash based on the five day volume weighted average trading price prior to the date of redemption, in accordance with the terms of the related DSU Plan.

The following table summarizes the information related to the DSUs held by Cenovus directors, officers and employees:

For the year ended December 31, 2020	Number of DSUs (thousands)
Outstanding, Beginning of Year	1,237
Granted to Directors	288
Granted	30
Units in Lieu of Dividends	33
Redeemed	(255)
Outstanding, End of Year	1,333

E) Total Stock-Based Compensation

For the years ended December 31,	2020	2019	2018
Net Settlement Rights	11	9	6
Performance Share Units	19	15	(6)
Restricted Share Units	23	34	9
Deferred Share Units	(4)	9	-
Stock-Based Compensation Expense	49	67	9
Stock-Based Compensation Costs Capitalized	16	20	4
	65	87	13